Share-Based Compensation - SARs movement (Details) - SARs		6 Months Ended	12 Months Ended
	Apr. 01, 2019 EquityInstruments	Jun. 30, 2019 USD ($) EquityInstruments	Dec. 31, 2018 USD ($) EquityInstruments
Number of awards
Outstanding at beginning of the period | EquityInstruments		2,372,163
Granted during the period | EquityInstruments	299,322	299,322
Exercised during the period | EquityInstruments		(5,454)
Outstanding at end of the period | EquityInstruments		2,666,031	2,372,163
Vested but not exercised | EquityInstruments		1,945,881
Weighted average exercise price per share
Outstanding at the beginning of the period		$ 14.51
Outstanding at end of the period		14.89	$ 14.51
Weighted average share price at the date of exercise
Exercised during the period		$ 14.78
Weighted average contractual life
Weighted average contractual life		7 years 7 days	7 years 2 months 1 day
Aggregate fair value
Outstanding at the beginning of the period		$ 9,839,000
Granted during the period		1,754,000
Exercised during the period		(13,000)
Outstanding at the end of the period		$ 11,580,000	$ 9,839,000